Analysis Of Revenue by Segment - Summary of Analysis of Revenue By Segment (Details) - GBP (£) £ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Reportable Segments [Line Items]
Revenue	[1]	£ 11,636	£ 7,418	£ 19,564
Adjusted revenue by segment		11,533	7,349
Reported Revenue under IFRS 15
Reportable Segments [Line Items]
Revenue		11,636	7,418
Adjusting Items
Reportable Segments [Line Items]
Revenue		(103)	(69)
Exchange
Reportable Segments [Line Items]
Revenue		1,020
Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		12,553
US
Reportable Segments [Line Items]
Adjusted revenue by segment		4,525
US | Reported Revenue under IFRS 15
Reportable Segments [Line Items]
Revenue		4,525
US | Exchange
Reportable Segments [Line Items]
Revenue		418
US | Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		4,943
APME
Reportable Segments [Line Items]
Adjusted revenue by segment		2,384	2,489
APME | Reported Revenue under IFRS 15
Reportable Segments [Line Items]
Revenue		2,384	2,489
APME | Exchange
Reportable Segments [Line Items]
Revenue		236
APME | Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		2,620
AMSSA
Reportable Segments [Line Items]
Adjusted revenue by segment		1,951	2,149
AMSSA | Reported Revenue under IFRS 15
Reportable Segments [Line Items]
Revenue		1,951	2,149
AMSSA | Exchange
Reportable Segments [Line Items]
Revenue		255
AMSSA | Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		2,206
ENA
Reportable Segments [Line Items]
Adjusted revenue by segment		2,673	2,711
ENA | Reported Revenue under IFRS 15
Reportable Segments [Line Items]
Revenue		2,776	2,780
ENA | Adjusting Items
Reportable Segments [Line Items]
Revenue		(103)	£ (69)
ENA | Exchange
Reportable Segments [Line Items]
Revenue		111
ENA | Adjusted At Constant Currency
Reportable Segments [Line Items]
Revenue		£ 2,784

[1]	Revenue is net of duty, excise and other taxes of £18,250 million and £17,377 million for the six months ended 30 June 2018 and 2017 respectively, and £37,780 million for the year ended 31 December 2017.